Business acquisition - Narrative (Details)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Business acquisition, goodwill, expected tax deductible amount	$ 0
Netless
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Total purchase consideration	$ 4,000,000